Trade and other payables - Summary of Trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Non-current trade payables	$ 0	$ 1
Non-current other financial payables	254	298
Non-current other payables	82	97
Non-current deferred income	141	133
Non-current accruals	42	27
Non-current employee entitlements	0	0
Non-current royalties and mining taxes	2	3
Non-current amounts owed to equity accounted units	213	190
Non-current government grants deferred	64	71
Total	798	820
Current trade payables	3,410	3,124
Current other financial payables	909	862
Current other payables	110	115
Current deferred income	399	344
Current accruals	1,488	1,294
Current employee entitlements	798	762
Current royalties and mining taxes	574	863
Current amounts owed to equity accounted units	40	51
Current government grants deferred	5	6
Total	7,733	7,421
Trade payables	3,410	3,125
Other financial payables	1,163	1,160
Other payables	192	212
Deferred income	540	477
Accruals	1,530	1,321
Employee entitlements	798	762
Royalties and mining taxes	576	866
Amounts owed to equity accounted units	253	241
Government grants deferred	69	77
Total	8,531	8,241
Contract liabilities	$ 383	$ 338